Unaudited Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Summary of Unaudited Quarterly Financial Data	Summarized unaudited quarterly financial data is as follows:

	Quarter Ended
	2019
(In millions, except per share data)	December 31	September 30	June 30	March 31
Operating revenues	$2,195	$2,996	$2,465	$2,165
Operating income	209	540	320	221
Net income from continuing operations	3,463	374	189	94
(Loss)/income from discontinued operations	(78)	(2)	13	388
Net income	3,385	372	202	482
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interests	2	—	1	—
Income available to Common Stockholders	$3,383	$372	$201	$482
Weighted average number of common shares outstanding — basic	251	254	265	278
(Loss)/income from discontinued operations per weighted average common share — basic	$(0.31)	$(0.01)	$0.05	$1.39
Net Income per weighted average common share — basic	$13.48	$1.46	$0.76	$1.73
Weighted average number of common shares outstanding — diluted	253	256	267	280
(Loss)/income from discontinued operations per weighted average common share — diluted	$(0.31)	$(0.01)	$0.05	$1.38
Net income per weighted average common share — diluted	$13.37	$1.45	$0.75	$1.72

	Quarter Ended
	2018
(In millions, except per share data)	December 31	September 30	June 30	March 31
Operating revenues	$1,992	$2,960	$2,461	$2,065
Operating income	49	398	174	361
Net (loss)/income from continuing operations	(93)	287	27	238
Income/(loss) from discontinued operations	80	(336)	69	(5)
Net (loss)/income	(13)	(49)	96	233
Less: Net (loss)/income attributable to noncontrolling interests and redeemable noncontrolling interests	(2)	23	24	(46)
(Loss)/income available to Common Stockholders	$(11)	$(72)	$72	$279
Weighted average number of common shares outstanding — basic	289	299	310	318
Income/(loss) from discontinued operations per weighted average common share — basic	$0.28	$(1.12)	$0.22	$(0.02)
Net (loss)/income per weighted average common share — basic	$(0.04)	$(0.24)	$0.23	$0.88
Weighted average number of common shares outstanding — diluted	289	299	314	322
Income/(loss) from discontinued operations per weighted average common share — diluted	$0.28	$(1.12)	$0.22	$(0.02)
Net (loss)/income per weighted average common share — diluted	$(0.04)	$(0.24)	$0.23	$0.87